BUSINESS COMBINATION (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 02, 2020	May 08, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock par value				$ 0.0001	$ 0.0001
Mr.How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchased price per shares			$ 6.50
Share Exchange Agreement [Member] | Mr.How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares		9,590,596
Ownership interest percentage		99.99%
Share Exchange Agreement [Member] | Mr.How Kok Choong [Member] | Agape Superior Living Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares			176,547
Ordinary shares no par value		$ 0
Ownership interest percentage		99.99%
Purchase consideration value	$ 1,804,046
Loan payable			$ 656,495
Common stock par value			$ 0.0001
Percentage of common stock issued and outstanding			0.0469%
Stock issued during period, value, acquisitions			$ 1,147,551
Issuance of common stock shares				176,547